CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

17.                               CONVERTIBLE PREFERRED SHARES

In January 2003, 1000 Oaks issued 50,000,000 shares of Series A shares with par value of $0.001 per share for cash proceeds of $350, and the shares were split into 100,000,000 shares in August 2005 which were subsequently exchanged to Renren Inc.  Series A convertible preferred shares in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.  The Series A shares were considered as equity of the Company and therefore, the proceeds, other than the par value of the Series A shares, were booked as additional paid in capital of the Company.

In June 2003, 1000 Oaks issued 6,835,690 shares of Series B shares, with par value of $0.001 per share, and warrants (“Series B warrants”), which are exercisable to purchase 1,259,990 ordinary shares of the Company, for cash proceeds of $479.  The Series B shares and the warrants were considered as equity of the Company and therefore, the proceeds of $479 were allocated by $25 to warrants and $454 to Series B shares based on their issuance date relative fair value.  Other than the par value of $7, the proceeds for the issuance of Series B shares and warrants were booked as additional paid in capital of the Company.  In August 2005, the Series B shares and Series B warrants were split at one-for-two ratio into 13,671,380 Series B shares and warrants to purchase 2,519,980 ordinary shares along with the 1:2 stock split of ordinary shares.  In August 2005, CIAC issued additional 78,887,300 shares of Series B shares in exchange for promissory notes payable due to related party shareholders at the carrying amount of $2,471.  All Series B shares and Series B warrants were subsequently exchanged to Renren Inc.’s Series B convertible preferred shares and warrants in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.

On December 18, 2009, Renren Inc. repurchased 3,500,000 Series A shares and 1,457,140 Series B shares at $2,100 and $874, respectively.  The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $2,911, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 96,500,000 and 91,101,540, respectively.

In January 2010, the Company repurchased 11,400,000 Series A shares and 9,000,000 Series B shares at $6,840 and $5,400, respectively.  In August 2010, the Company repurchased 600,000 Series B shares at $360.  The repurchased Series A and B shares were canceled immediately. The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $12,224, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 85,100,000 and 81,501,540, respectively.

The issued and outstanding Series A shares and Series B shares were converted into ordinary shares immediately prior to the completion of the qualified IPO as set out in Note 16.

The key terms of the Series A shares and Series B shares are set out in Note 18.